Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Goodwill and other intangible assets	Goodwill and other intangible assets

2023

	$ million
		Other intangible assets
	Goodwill	LNG off-take and sales contracts	Environmental certificates	Other		Total
Cost
At January 1	17,557	9,833	2,201	8,158		20,192
Additions	1,436	—	3,837	1,721	[C]	5,558
Sales, retirements and other movements [A]	(506)	(99)	(3,714)	(376)		(4,189)
Currency translation differences	55	—	67	139		206
At December 31	18,542	9,734	2,391	9,642		21,767
Depreciation, depletion and amortisation, including impairments
At January 1	1,518	6,060		4,470		10,530
Charge for the year [B]	635	790		442		1,232
Sales, retirements and other movements [A]	(296)	(99)		(222)		(321)
Currency translation differences	25	—		73		73
At December 31	1,882	6,751		4,763		11,514
Carrying amount at December 31	16,660	2,983	2,391	4,879	[D]	10,253
[A]Includes the reclassification of assets classified as held for sale. (See Note 18).
[B]Includes impairment losses and reversals. (See Note 12).
[C]Includes feedstock supply contracts and intellectual property rights ($948 million) from an acquisition in Marketing and software ($357 million) primarily in Integrated Gas and Marketing.
[D]Includes software ($829 million), power purchase agreements, retail customer relationships and trademarks.

2022

	$ million
		Other intangible assets
	Goodwill	LNG off-take and sales contracts	Environmental certificates	Other		Total
Cost
At January 1	16,117	9,833	2,747	6,679		19,259
Additions	1,954	—	2,338	1,263	[C]	3,601
Sales, retirements and other movements [A]	(351)	—	(2,749)	459	[D]	(2,290)
Currency translation differences	(163)	—	(135)	(243)		(378)
At December 31	17,557	9,833	2,201	8,158		20,192
Depreciation, depletion and amortisation, including impairments
At January 1	1,197	5,267		4,219		9,486
Charge for the year [B]	360	793		532		1,325
Sales, retirements and other movements [A]	—	—		(137)		(137)
Currency translation differences	(39)	—		(144)		(144)
At December 31	1,518	6,060		4,470		10,530
Carrying amount at December 31	16,039	3,773	2,201	3,688	[E]	9,662
[A]Includes the reclassification of assets classified as held for sale. (See Note 18).
[B]Includes impairment losses and reversals. (See Note 12).
[C]Includes other intangible assets ($1,010 million) mainly acquired through acquisitions in Marketing and Renewables and Energy Solutions.
[D]Includes the reclassification from goodwill following the completion of a purchase price allocation in Renewables and Energy Solutions.
[E]Includes software ($583 million), power purchase agreements, retail customer relationships and trademarks.
Goodwill at December 31, 2023, related principally to the acquisition of BG Group plc in 2016, allocated to Integrated Gas ($4,945 million) and Upstream ($5,294 million) at the operating segment level, and to Pennzoil-Quaker State Company ($1,665 million), a lubricants business in the Marketing segment based largely in North America.
Additions to goodwill in 2023 of $1,436 million mainly related to goodwill recognised from acquisitions in Marketing ($1,304 million) and Renewables and Energy Solutions ($132 million).